SHARE CAPITAL (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2020	3,182,500	$2.20
Granted	1,596,500	$6.41
Forfeited	(126,936)	$2.27
Exercised	(843,543)	$2.21
Options outstanding at August 31, 2021	3,808,521	$3.96
Granted	42,000	$3.40
Exercised	(10,000)	$2.61
Options outstanding at November 30, 2021	3,840,521	$3.96

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at November 30, 2021	Number Exercisable at November 30, 2021	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,497,500	-	$6.58	4.05
99,000	-	$3.90	4.69
42,000	-	$3.40	4.81
1,048,502	122,517	$2.61	2.36
1,153,519	461,099	$1.81	3.01
3,840,521	583,616		3.13